Dividends Paid	12 Months Ended
Feb. 28, 2023
Dividends Paid [Abstract]
DIVIDENDS PAID

26. DIVIDEND PAID

During the financial year ended February 28, 2022, no dividends were paid.

	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Dividend paid by the Company to owner of the Company	(331,252)	–	(272,235)
Dividend paid by subsidiaries to NCI	–	–	(145,859)
Total dividend paid	(331,252)	–	(418,094)

Dividend per share

Dividend paid by the Company to owner of the Company

	Year ended February 28
	2023		2021
Figures in Rand thousands	Per share (ZAR)	Amount	Per share (ZAR)	Amount
Interim dividend	10.70	331,252	104,385.00	104,385
Final dividend	–	–	8.26	167,850
		331,252		272,235

Dividend paid by subsidiaries to NCI

	Year ended February 28
Figures in Rand thousands	2023		2021
Subsidiary	Per share (ZAR)	Amount	Per share (ZAR)	Amount
Cartrack Holdings Proprietary Limited	–	–	0.54	51,536
Cartrack Holdings Proprietary Limited	–	–	0.87	83,030
Cartrack Limitada	–	–	5.68	9,090
Found Proprietary Limited	–	–	20,000.00	1,020
Cartrack Polska.Sp.zo.o	–	–	119,019.27	1,183
		–		145,859